Expenses by Nature - Summary of Expenses by Nature (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Goods and services	kr 127,649	kr 127,214	kr 147,023
Employee remuneration	93,405	101,438	89,191
Amortizations and depreciations	10,020	11,157	10,142
Impairments, obsolescence allowances and revaluation	3,969	4,996	4,383
Inventory changes, net	10,208	9,304	(7,738)
Additions to capitalized development	(1,300)	(2,173)	(1,720)
Expenses charged to cost of sales and operating expenses	kr 243,951	kr 251,936	kr 241,281